Stock Options (Details) - 2003 Stock Option Plan [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options (Details) [Line Items]
Shareholders reserved	7,000,000
Intrinsic value (in Dollars)		$ 0	$ 0
Common Stock [Member]
Stock Options (Details) [Line Items]
Common stock, authorized	6,400,000
Maximum [Member]
Stock Options (Details) [Line Items]
Common stock available issuance	6,400,000
Minimum [Member]
Stock Options (Details) [Line Items]
Common stock available issuance	552,000
2003 Stock Option Plan [Member]
Stock Options (Details) [Line Items]
Common stock, authorized		6,400,000
2003 Stock Option Plan [Member] | Maximum [Member]
Stock Options (Details) [Line Items]
Common stock available issuance		6,400,000
2003 Stock Option Plan [Member] | Minimum [Member]
Stock Options (Details) [Line Items]
Common stock available issuance		552,000
2013 Stock Option Plan [Member]
Stock Options (Details) [Line Items]
Shareholders reserved		7,000,000